Employee benefits - Summary of Fair Value of Plan Assets Japanese Plans (Detail) - Japanese Defined Benefit Plans [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		¥ 8,390	¥ 18,060
Equity securities	[1]	56,122	37,562
Fixed income:
Government bonds	[2]	11,211	10,369
Corporate bonds	[3]	5,403	4,587
Commingled funds	[4]	297,828	287,978
Private equity		40,017	40,612
Hedge funds		45,405	48,579
Total		464,376	447,747
Quoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		8,390	18,060
Equity securities	[1]	50,656	33,335
Fixed income:
Government bonds	[2]	1	975
Corporate bonds	[3]		25
Total		59,047	52,395
Unquoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	[1]	5,466	4,227
Fixed income:
Government bonds	[2]	11,210	9,394
Corporate bonds	[3]	5,403	4,562
Commingled funds	[4]	297,828	287,978
Private equity		40,017	40,612
Hedge funds		45,405	48,579
Total		¥ 405,329	¥ 395,352

[1]	Represents primarily Japanese equity securities.
[2]	Includes approximately 85% and 84% of debt securities issued by Japanese national and local governments, and 15% and 16% of debt securities issued by foreign national and local governments as of the fiscal years ended March 31, 2023 and 2024, respectively.
[3]	Includes debt securities issued by Japanese and foreign corporations and government related agencies.
[4]	Commingled funds represent pooled institutional investments, including primarily investment trusts.